Note 3 - Inventory	12 Months Ended
Mar. 31, 2012
Inventory Disclosure [Text Block]
3.        INVENTORY

The components of inventories as of March 31, 2011 and 2012 are as follows:

	Thousands of Yen		Thousands of U.S. Dollars
	2011	2012	2012

Network equipment purchased for resale	¥194,283	¥287,786	$3,492
Work in process	406,805	464,289	5,634

Total inventories	¥601,088	¥752,075	$9,126